Convertible Senior Notes	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Senior Notes
14.	Convertible Senior Notes
April 2026 Notes
In April 2019, the Group issued US$500.0 million of April 2026
Notes
with an interest rate of 1.375% per
annum
. The net proceeds to the Company from the issuance of the April 2026 Notes were US$488.2 million (RMB3,356.1 million), net of issuance costs of US$11.8 million (RMB81.1 million). The April 2026 Notes may be converted, at an initial conversion rate of 40.4040 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$24.75 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of April 1, 2026.
Holders of the April 2026 Notes may require the Company to repurchase all or part of their April 2026 Notes in cash on April 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
As of December 31, 2022 and 2023, the principal amount of April 2026 Notes was RMB2,990.2 million and RMB3,040.9 million, respectively. The unamortized debt issuance costs were RMB33.4 million and RMB23.6 million as of December 31, 2022 and 2023, respectively.
The issuance costs of the April 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., April 1, 2026). For the years ended December 31, 2021, 2022 and 2023, the April 2026 Notes related interest expense was US$7.6 million, US$7.3 million and US$7.4 million (RMB51.9 million), respectively.
As of December 31, 2023, the carrying amount of RMB3,017.3 million (US$426.0 million) of the April 2026 Notes are short-term in nature as the April 2026 Notes holder had a non-contingent
option to require the Group to repurchase for cash all or any portion of their April 2026 Notes within one year.
During
the year ended December 31, 2021, US$70.6 million in aggregate principal amount of April 2026 Notes were converted, pursuant to which the Company issued 2,854,253 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in
capital.
During the year ended December 31, 2022, US$14,000 in aggregate principal amount of April 2026 Notes were converted, pursuant to which the Company issued 565 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.

2027 Notes
In June 2020, the Group issued US$800.0 million of 2027 Notes with an interest rate of 1.25% per annum. The net proceeds to the Company from the issuance of the 2027 Notes were US$786.1 million (RMB5,594.8 million), net of issuance costs of US$13.9 million (RMB98.6 million). The 2027 Notes may be converted, at an initial conversion rate of 24.5516 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$40.73 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of June 15, 2027.
Holders of the 2027 Notes may require the Company to repurchase all or part of their 2027 Notes in cash on June 15, 2023 and June 15, 2025, or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
As of December 31, 2022 and 2023, the principal amount of 2027 Notes was RMB5,195.6 million and RMB0.7 million, respectively. The unamortized debt issuance costs were RMB58.0 million and RMB5.7 thousand as of December 31, 2022 and 2023, respectively.
The issuance costs of the 2027 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., June 15, 2027). For the years
ended December 31,2021, 2022 and 2023, the 2027 Notes related interest expen se
was US$11.9 million, US$11.8 million and US$5.0 million (RMB34.8 million), respectively.
During the year ended December 31, 2021, US$1,000 in aggregate principal amount of 2027 Notes were converted, pursuant to which the Company issued 24 ADSs to the holders of such Notes. Accordingly, the balance of the notes convert ed
were derecognized and recorded as ordinary shares and additional paid-in capital.
During
the year ended December 31, 2022, the Company repurchased an aggregate principal amount of US$54.0 million (RMB385.7 million) of 2027 Notes for a total cash consideration of US$49.3 million (RMB352.0 million), with the gain of US$4.1 million (RMB29.3 million).
During
the year ended December 31, 2023, the Company repurchased an aggregate principal amount of US$745.9 million (RMB5.3 billion
)
2027 Notes with the aggregate cash purchase price of US$745.9 million (RMB5.3
b
illion) with the loss of US$7.6 million (RMB54.0 million).
December 2026 Notes
In November 2021, the Group issued US$1,600 million of December 2026 Notes with an interest rate of 0.50% per annum. The net proceeds to the Company from the issuance of the December 2026 Notes were US$1,576.6 million (RMB10.1 billion), net of issuance costs of US$23.4 million (RMB149.6 million). The December 2026 Notes may be converted, at an initial conversion rate of 10.6419 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$93.97 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of December 1, 2026. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs or a combination of cash and ADSs, at the Company’s election. Holders of the Notes may elect to receive Class Z ordinary shares in lieu of any ADSs deliverable upon conversion.
Holders of the December 2026 Notes may require the Company to repurchase all or part of their December 2026 Notes in cash on December 1, 2024, or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
As of December 31, 2022 and 2023, the principal amount of December 2026 Notes was RMB5,792.6 million and RMB3,062.6 million. The unamortized debt issuance costs were RMB66.3 million and RMB26.2 million as of December 31, 2022 and 2023, respectively.
The issuance costs of the December 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., December 1, 2026). For the years ended December 31, 2021, 2022 and 2023 the December 2026 Notes related interest expense was US$1.4 million, US$11.0 million and US$3.6 million (RMB25.2 million).
As
of December 31, 2023, the carrying amount of RMB3,036.4 million (US$428.7 million) of the December 2026 Notes are short-term in nature because the December 2026 Notes holder had a non-contingent
option to require the Group to repurchase for cash all or any portion of their December 2026 Notes within one year.

During
the year ended December 31, 2022, the Company repurchased an aggregate principal amount of US$768.3 million (RMB5.2 billion) of December 2026 Notes for a total cash consideration of US$568.6 million (RMB3.8 billion), with the gain of US$ 190.3 million (RMB1,289.5 million)
.
During
the year ended December 31, 2023, the Company repurchased an aggregate principal amount of US$384.8 million
(RMB2.6 billion)
of December 2026 Notes in the amount of US$331.2 million (RMB2.2
b
illion) funded by the net proceeds from the ADS offering, with the gain of US$49.5 million (RMB336.5 million). Besides, the Company repurchased an aggregate principal amount of US$14.5 million
(RMB104.0 million)
December 2026 Notes with the aggregate cash purchase price of US$13.0 million (RMB93.3 million) with the gain of US$1.4 million

(RMB9.8

million).
The Company accounted for the April 2026 Notes, 2027 Notes and December 2026 Notes as single instruments as debt measured at its amortized cost, as none of the embedded features require bifurcation and recognition as derivatives and the April 2026 Notes, 2027 Notes and December 2026 Notes were not issued with a substantial premium. The issuance costs were recorded as an adjustment to the debt and are amortized as interest expense using the effective interest method.
The following table provides a summary of the Company’s
non-current
portion of unsecured senior notes as of December 31, 2022 and December 31, 2023:

	December 31, 2022	December 31, 2023	Effective interest rate
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	2,956,815	—	1.74%
2027 Notes	—	646	1.52%
December 2026 Notes	5,726,335	—	0.80%

Carrying value	8,683,150	646
Unamortized discount and debt issuance costs	99,698	6

Total principal amounts of unsecured senior notes	8,782,848	652

As of December 31, 2023, the fair value of April 2026 Notes, 2027 Notes and December 2026 Notes, based on Level 2 inputs, was RMB5.8 billion.
As of December 31, 2023, RMB57.1 million, RMB6.2 billion and nil
 in aggregate principal amount and interest expenses related to the above unsecured senior notes are expected to be repaid within one year, in
1-3
years and 3 years afterwards, respectively, unless earlier converted, redeemed or repurchased.